SCHEDULE OF AMORTIZATION EXPENSE FOR OTHER INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	¥ 3,597
2026	3,540
2027	1,034
2028	50
2029	50
Thereafter	12
Net carrying amount	¥ 8,283	¥ 11,937